Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares	1 Months Ended	3 Months Ended
	Sep. 30, 2019	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		2,016,855
Forfeitures in the period (in shares)		(10,115)
Awards vested and issued in period (in shares)		(237,800)
Number of other equity instruments outstanding (in shares) at end of period		1,768,940
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	173,293
New awards granted in the period (in shares)	173,293
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		431,790
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		(237,800)
Number of other equity instruments outstanding (in shares) at end of period		193,990
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		787,277
Forfeitures in the period (in shares)		(10,115)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		777,162
Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		645,093
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		645,093
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		152,695
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		152,695